Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Consumer Discretionary Portfolio

March 31, 2020

VCI-QTLY-0520
1.814645.115

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value
Automobiles - 0.4%
Automobile Manufacturers - 0.4%
Ferrari NV	3,500	$533,995
Commercial Services & Supplies - 0.3%
Diversified Support Services - 0.3%
Copart, Inc. (a)	5,500	376,860
Diversified Consumer Services - 1.4%
Education Services - 1.4%
Bright Horizons Family Solutions, Inc. (a)	3,900	397,800
Grand Canyon Education, Inc. (a)	16,500	1,258,703
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	2,600	281,424
		1,937,927
Entertainment - 0.3%
Movies & Entertainment - 0.3%
Netflix, Inc. (a)	900	337,950
World Wrestling Entertainment, Inc. Class A	4,700	159,471
		497,421
Food & Staples Retailing - 2.2%
Food Distributors - 0.8%
Performance Food Group Co. (a)	27,100	669,912
U.S. Foods Holding Corp. (a)	24,113	427,041
		1,096,953
Food Retail - 0.2%
Kroger Co.	12,200	367,464
Hypermarkets & Super Centers - 1.2%
BJ's Wholesale Club Holdings, Inc. (a)	42,407	1,080,106
Walmart, Inc.	5,100	579,462
		1,659,568

TOTAL FOOD & STAPLES RETAILING		3,123,985

Hotels, Restaurants & Leisure - 16.3%
Casinos & Gaming - 1.2%
Churchill Downs, Inc.	11,200	1,153,040
Eldorado Resorts, Inc. (a)	32,862	473,213
		1,626,253
Hotels, Resorts & Cruise Lines - 1.7%
Hilton Grand Vacations, Inc. (a)	19,983	315,132
Hilton Worldwide Holdings, Inc.	20,100	1,371,624
Marriott Vacations Worldwide Corp.	13,199	733,600
		2,420,356
Leisure Facilities - 1.9%
Drive Shack, Inc. (a)	68,321	103,848
Planet Fitness, Inc. (a)	27,290	1,329,023
Vail Resorts, Inc.	8,080	1,193,497
		2,626,368
Restaurants - 11.5%
ARAMARK Holdings Corp.	40,944	817,652
Chipotle Mexican Grill, Inc. (a)	3,211	2,101,278
McDonald's Corp.	42,500	7,027,375
Noodles & Co. (a)	29,200	137,532
Restaurant Brands International, Inc.	2,000	80,594
Starbucks Corp.	87,570	5,756,852
		15,921,283

TOTAL HOTELS, RESTAURANTS & LEISURE		22,594,260

Household Durables - 2.8%
Homebuilding - 2.8%
D.R. Horton, Inc.	45,800	1,557,200
Lennar Corp. Class A	25,700	981,740
NVR, Inc. (a)	550	1,413,011
		3,951,951
Interactive Media & Services - 0.5%
Interactive Media & Services - 0.5%
Alphabet, Inc. Class A (a)	570	662,312
Internet & Direct Marketing Retail - 27.9%
Internet & Direct Marketing Retail - 27.9%
Amazon.com, Inc. (a)	17,686	34,482,745
Delivery Hero AG (a)(b)	1,300	95,581
The Booking Holdings, Inc. (a)	2,900	3,901,428
The RealReal, Inc. (c)	15,000	105,150
Wayfair LLC Class A (a)	1,737	92,825
		38,677,729
IT Services - 0.3%
Data Processing & Outsourced Services - 0.3%
PayPal Holdings, Inc. (a)	4,000	382,960
Multiline Retail - 7.5%
General Merchandise Stores - 7.5%
B&M European Value Retail SA	91,270	309,973
Dollar General Corp.	29,000	4,379,290
Dollar Tree, Inc. (a)	49,700	3,651,459
Ollie's Bargain Outlet Holdings, Inc. (a)(c)	27,800	1,288,252
Target Corp.	7,600	706,572
		10,335,546
Road & Rail - 0.2%
Trucking - 0.2%
Lyft, Inc.	8,600	230,910
Specialty Retail - 25.6%
Apparel Retail - 8.7%
Burlington Stores, Inc. (a)	27,183	4,307,418
Ross Stores, Inc.	34,382	2,990,203
The Children's Place Retail Stores, Inc. (c)	14,100	275,796
TJX Companies, Inc.	93,634	4,476,642
		12,050,059
Automotive Retail - 2.4%
AutoZone, Inc. (a)	1,500	1,269,000
Monro, Inc.	8,110	355,299
O'Reilly Automotive, Inc. (a)	5,873	1,768,067
		3,392,366
Computer & Electronics Retail - 0.8%
Best Buy Co., Inc.	18,377	1,047,489
Home Improvement Retail - 12.7%
Floor & Decor Holdings, Inc. Class A (a)	15,763	505,835
Lowe's Companies, Inc.	61,900	5,326,495
The Home Depot, Inc.	63,200	11,800,072
		17,632,402
Specialty Stores - 1.0%
Five Below, Inc. (a)	10,216	719,002
National Vision Holdings, Inc. (a)	12,200	236,924
Sally Beauty Holdings, Inc. (a)	24,400	197,152
Ulta Beauty, Inc. (a)	1,000	175,700
		1,328,778

TOTAL SPECIALTY RETAIL		35,451,094

Textiles, Apparel & Luxury Goods - 9.0%
Apparel, Accessories & Luxury Goods - 3.9%
adidas AG	3,221	715,150
Canada Goose Holdings, Inc. (a)(c)	8,300	165,965
Capri Holdings Ltd. (a)	33,200	358,228
G-III Apparel Group Ltd. (a)	7,100	54,670
Hermes International SCA	200	136,082
lululemon athletica, Inc. (a)	3,168	600,494
LVMH Moet Hennessy Louis Vuitton SE	2,154	789,983
PVH Corp.	26,818	1,009,430
Tapestry, Inc.	56,770	735,172
VF Corp.	15,000	811,200
		5,376,374
Footwear - 5.1%
Deckers Outdoor Corp. (a)	7,589	1,016,926
NIKE, Inc. Class B	72,970	6,037,538
		7,054,464

TOTAL TEXTILES, APPAREL & LUXURY GOODS		12,430,838

TOTAL COMMON STOCKS
(Cost $101,506,096)		131,187,788

Money Market Funds - 0.5%
Fidelity Securities Lending Cash Central Fund 0.28% (d)(e)
(Cost $715,638)	715,545	715,688
TOTAL INVESTMENT IN SECURITIES - 95.2%
(Cost $102,221,734)		131,903,476
NET OTHER ASSETS (LIABILITIES) - 4.8%		6,582,630
NET ASSETS - 100%		$138,486,106

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $95,581 or 0.1% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$721
Fidelity Securities Lending Cash Central Fund	2,200
Total	$2,921

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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